INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of the Components of Expense for Income Taxes
The components of provision for income taxes are as follows:

	December 31, 2022	December 31, 2021
Current provision:
Federal	$—	$—
State	—	—
Foreign	—	—

Total current tax	—	—

Deferred provision (benefit):
Federal	737,376	—
State	152,567	—
Foreign	—	—

Total deferred tax	889,943	—

Provision for income taxes	$889,943	—

Schedule of Effective Income Tax Rate Reconciliation
The effective income tax rate differs from the federal statutory income tax rate applied to the profit loss before provision for income taxes due to the following:

	Year Ended December 31, 2022	Year Ended December 31, 2021
Income tax benefit computed at federal statutory rate	$6,988,153	$(28,058)
Effect of pass through entities	$(6,147,068)	$(75,650)
State taxes, net of federal benefit	174,024	(21,458)
Valuation allowance	(125,166)	125,166

Income tax benefit at effective tax rate	$889,943	$—

Schedule of Deferred Tax Assets and Liabilities
The effects of temporary differences that give rise to significant portions of the deferred tax assets are as follows:

	Year Ended	Year Ended
	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$167,554	$125,166
Basis Difference in Life Insurance Contracts	$109,903
Other	—	—

Gross deferred tax assets	277,457	125,166

Less: valuation allowance	—	(125,166)

Total deferred tax assets	277,457	—

Deferred tax liabilities:
Unrealized Gain	(1,641,277)	—

Other	—	—

Gross deferred tax liabilities	(1,641,277)	—

Deferred tax liabilities—net of allowance	$(1,363,820)	$—

ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
Schedule of the Components of Expense for Income Taxes
The components of expense for income taxes for the years ended December 31, 2022 and 2021 are as follows:

	2022	2021
State income taxes:
Current	$2,018	$1,200
Deferred	—	—

Expense for income taxes	$2,018	$1,200

Schedule of Effective Income Tax Rate Reconciliation	A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

Tax at federal statutory rate	21.00%	21.00%
State taxes, net of federal benefit	(4.00)	0.12
U.S. income attributable to pass-through entity	(21.00)	(21.00)

Effective income tax rate	(4.00)%	0.12%